                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2004

Date of Reporting Period:  December 31, 2004

Item 1.  Reports to Stockholders

      The Annual Report for the Navellier Performance Funds for the fiscal year ended December 31, 2004 follows:

                          NAVELLIER PERFORMANCE FUNDS

                                                                   ANNUAL REPORT
                                                               December 31, 2004


                              [COVER PAGE GRAPHIC]


      Mid Cap Growth Portfolio             [NAVELLIER CALCULATED INVESTING LOGO]
Aggressive Micro Cap Portfolio

                                                ANNUAL REPORT, December 31, 2004
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      Although the broad market still turned in a respectable double digit return, as evidenced by the Russell 3000's 11.95% return for 2004, it paled in comparison to the 31.06% return of 2003. Wall Street was nervous for most of 2004 for reasons such as high oil prices, fear of rising interest rates, a very close presidential race, fear of more terrorist attacks and of course, the war in Iraq. Despite evidence to the contrary supporting an optimistic outlook, such as the best earnings environment in over a decade and a stronger than predicted economy, the stock market was looking for a foothold. The foothold came in the fourth quarter in the form of a clear winner in the presidential election without a terrorist attack, coupled with lower oil prices. Most of the year's solid performance also came in the fourth quarter.

      The fourth quarter of 2004 started off with investors anxious about the presidential election. Both a too-close-to-call race and fears of a potential terrorist attack gave investors a sense of foreboding. As a result, the stock market stumbled out of the gate in the fourth quarter. The Dow Jones Industrial Average even managed to hit a new 2004 low. During this time, however, we believed that oil prices would likely moderate and the stock market would benefit from typical year-end pension funding. The market received an added boost in that the election produced a clear winner without a terrorist incident. We thought it likely that a strong rally would unfold and that's exactly what happened.

[MID CAP GROWTH PORTFOLIO LINE GRAPH]

                                                     MID CAP GROWTH          RUSSELL MID CAP GROWTH        RUSSELL 2000 GROWTH
                                                     --------------          ----------------------        -------------------
11/26/96                                                10000.00                    10000.00                    10000.00
6/30/97                                                 11385.00                    10884.00                    10790.00
12/31/97                                                12965.00                    12066.00                    11582.00
6/30/98                                                 14404.00                    13498.00                    12214.00
12/31/98                                                14560.00                    14222.00                    11725.00
6/30/99                                                 21569.00                    16240.00                    13228.00
12/31/99                                                33049.00                    21516.00                    16777.00
6/30/00                                                 33771.00                    24130.00                    16983.00
12/31/00                                                34250.00                    18988.00                    13014.00
6/30/01                                                 25965.00                    16527.00                    13019.00
12/31/01                                                24954.00                    15162.00                    11814.00
6/30/02                                                 22489.00                    12175.00                     9764.00
12/31/02                                                19257.00                    11008.00                     8238.00
6/30/03                                                 22100.00                    13070.00                     9830.00
12/31/03                                                25287.00                    15709.00                    12237.00
6/30/04                                                 25554.00                    16641.00                    12932.00
12/31/04                                                28930.00                    18140.00                    13987.00

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

         TOTAL RETURNS                     RUSSELL   RUSSELL
       FOR PERIODS ENDED                   MID CAP    2000
      DECEMBER 31, 2004*          FUND     GROWTH    GROWTH
-------------------------------  -------   -------   -------
One Year                          14.40%   15.48%     14.31%
Annualized 5 Year                (2.63)%   (3.36)%   (3.57)%
Annualized Since Inception**      14.03%    7.63%      4.23%
Value of a $10,000 investment
 over Life of Fund**             $28,930   $18,140   $13,987
* The total returns shown do not reflect the deduction of
  taxes that a shareholder would pay on fund distributions
  or the redemption of fund shares. Past performance is not
  predictive of future performance.
**Inception November 26, 1996

[AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH]

                                                  AGGRESSIVE MICRO CAP         RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
3/17/97                                                 10000.00                    10000.00                    10000.00
6/30/97                                                 11432.00                    11168.00                    11146.00
12/31/97                                                13276.00                    11988.00                    12377.00
6/30/98                                                 14090.00                    12642.00                    12987.00
12/31/98                                                13289.00                    12135.00                    12062.00
6/30/99                                                 13856.00                    13691.00                    13181.00
12/31/99                                                15254.00                    17364.00                    14626.00
6/30/00                                                 23288.00                    17578.00                    15071.00
12/31/00                                                18888.00                    13470.00                    14185.00
6/30/01                                                 17246.00                    13475.00                    15156.00
12/31/01                                                16141.00                    12228.00                    14536.00
6/30/02                                                 16714.00                    10106.00                    13853.00
12/31/02                                                12480.00                     8526.00                    11559.00
6/30/03                                                 13912.00                    10175.00                    13626.00
12/31/03                                                17553.00                    12665.00                    17021.00
6/30/04                                                 18139.90                    13385.00                    18171.90
12/31/04                                                19209.00                    14477.00                    20140.00

                         AGGRESSIVE MICRO CAP PORTFOLIO

         TOTAL RETURNS                    RUSSELL
       FOR PERIODS ENDED                   2000    RUSSELL
      DECEMBER 31, 2004*          FUND    GROWTH    2000
-------------------------------  -------  -------  -------
One Year                           9.43%   14.31%   18.33%
Annualized 5 Year                  4.72%  (3.57)%    6.61%
Annualized Since Inception**       8.74%    4.86%    9.39%
Value of a $10,000 investment
 over Life of Fund**             $19,209  $14,477  $20,140
* The total returns shown do not reflect the deduction of
  taxes that a shareholder would pay on fund distributions
  or the redemption of fund shares. Past performance is
  not predictive of future performance.
**Inception December 28, 1995

THE NAVELLIER MID CAP GROWTH PORTFOLIO (NPMDX)

      The Navellier Mid Cap Growth Portfolio returned (+14.40%) for the year, slightly underperforming the Russell Mid Cap Growth Index which returned (+15.48%). During the year, stock selection in the electronic technology, energy minerals, and technology services sectors contributed the greatest amount to positive portfolio performance. Stocks such as Research In Motion Ltd., Canadian Natural Resources Ltd., and Autodesk Inc. contributed the greatest to positive portfolio performance, while holdings such as Fremont General Corp. (finance), Marvel Enterprises, Inc. (consumer durables) and Eon Labs, Inc. (health technology) did not live up to expectations.

      From a sector point of view, the portfolio is currently overweight relative to the index in the technology, utilities and consumer staples sectors while the portfolio is underweight relative to the finance, consumer discretionary and the durables sectors. During the fourth quarter, our quantitative model consistently trimmed our numerous energy holdings as many of the stocks in the sector became increasingly volatile. The decrease in exposure to the energy sector helped to lower portfolio volatility during the quarter; however, our exposure to the energy sector continues to be slightly overweighted relative to the Russell Mid Cap Growth Index by 1.11%.

THE NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO (NPMCX)

      The portfolio produced an attractive absolute return of (+9.43%) for the year; however, it trailed the Russell 2000 Growth Index's return of (+14.31%) due to unanticipated performance in stocks such as Netflix, Inc. (retail trade), SupportSoft, Inc. (technology services) and John B. Sanfilippo & Son Inc. (consumer non-durables). However, stocks such as Taser International Inc., (electronic technology), Tesoro Corp. (energy minerals) and Cascade Corp. (producer manufacturing) offered positive contributions to portfolio performance. It is important to note, however, that long term performance is still quite attractive. Over a trailing five year time period, the portfolio has an annualized return of (+4.72%) versus a negative annualized return of (-3.57%) for the Russell 2000 Growth Index and, since inception, the portfolio has an annualized return of (+8.74%) versus (+4.86%) for the benchmark. Even though the new year started with severe profit taking, we remain optimistic about the prospects for our portfolios.

INVESTMENT STRATEGY AND OUTLOOK

      All hope for a strong first month in the new year was eliminated after profit taking and relentless selling in many technology stocks dominated January. The saying that "as January goes, the year goes" is haunting many investors. The fact that earnings momentum will be decelerating for much of this year is also weighing on many investors.

      The good news is that the stock market appears to be oversold and many stocks are great buys. The bad news, at least for index investors, is the stock market is narrow and the best stocks are concentrated in key industry groups to which most indexes have little exposure, such as energy, steel and other commodity related areas.

      Frankly, we believe that the overall stock market is oversold, but we must admit it appears that energy, steel and other commodity related stocks are still leading the overall stock market. To be candid, these stocks simply have superior growth-to-PE ratios that are irresistible.

      While the overall stock market is worried about decelerating earnings momentum, we are excited that there are still plenty of nuggets to mine. We suspect that the money flowing into Wall Street will continue to seek out those stocks that are sustaining strong earnings momentum in a decelerating earnings environment. Fortunately, our stock selection process seeks and identifies many of thee stocks.

      In a decelerating earnings environment, it is also important to avoid stocks with excessively high price/earnings (PE) ratios. We suspect that Wall Street's current bias for stocks with low-to-moderate PE ratios will persist until earnings momentum reaccelerates, which isn't likely to occur for possibly another year.

      We obviously have a big bet on stocks that have been benefiting from a weak U.S. dollar. In fact, many of our energy, steel and other commodity related stocks have been an oasis while the overall stock market was faltering. We suspect that if the overall stock market strengthens, we will continue to diversify away from commodity related stocks in the upcoming months.

      Thanks to a successful election in Iraq, some of the fears that have encumbered the overall stock market are subsiding. It is very interesting how the media refuse to talk about how corporate profits are at a record high. In fact, cash flow is also at a record high and corporate buybacks are at a 20-year high. Thanks to the lowest taxes on dividends since 1916 companies are now systematically increasing their dividends.

      There is an increasing chance that the second term for the Bush Administration may be as prosperous as the second terms were for both Presidents Clinton and Reagan. With the momentum of a vindicated President Bush after a successful Iraq election, we suspect that Congress will be more cooperative with President Bush. This may lead to the expansion of the "ownership society" to include private Social Security accounts for younger workers. This would be unbelievably bullish for the overall stock market.

      Despite an oversold stock market and the potential for some very bullish events that could boost the overall stock market, we still believe an investor's best defense is a strong offense of fundamentally superior stocks. As a result, we remain concentrated in energy, steel and other commodity related stocks with great growth-to-PE ratios. However, as conditions change, we will adapt.

      Thank you for your continued investment in the Navellier funds. We are very confident that 2005 will be a very prosperous year!

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer

-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

-s- Arjen Kuyper
ARJEN KUYPER
Chief Operating Officer

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:
The Russell 2000 Index is an unmanaged index consisting of the smallest 2000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004
MID CAP GROWTH PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Telecommunications Equipment and Services                                        12.7
Computer Software and Services                                                     11
Medical Specialties                                                               9.2
Healthcare Products and Services                                                  8.4
Producer Manufacturing                                                              8
Consumer Products and Services                                                    7.3
Oil and Gas Services                                                              6.4
Food/Beverages                                                                    5.1
Apparel                                                                           4.7
Semiconductors                                                                    4.7
Electronics                                                                       3.8
Metals                                                                            2.7
Real Estate Investment Trust                                                      2.7
Financial Services                                                                2.6
Information Technology                                                            1.6
Transportation Equipment                                                          1.5
Retail                                                                            1.1
Security Services                                                                   1
Commercial Services                                                                 1
Distribution/Wholesale                                                              1
Technology                                                                        0.9
Veterinary Services                                                               0.8
Hotels and Motels                                                                 0.7
Computer Peripheral                                                               0.6
Short-Term Investments                                                            0.5

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
COMMON STOCKS -- 99.8%
APPAREL -- 4.7%
    84,700  American Eagle Outfitters,
              Inc.                        $    3,989,370
    47,500  COACH, Inc.*                       2,679,000
    70,700  Urban Outfitters, Inc.*            3,139,080
                                          --------------
                                               9,807,450
                                          --------------
COMMERCIAL SERVICES -- 1.0%
    79,300  Acxiom Corp.                       2,085,590
                                          --------------
COMPUTER PERIPHERAL -- 0.6%
    22,150  Zebra Technologies Corp.*          1,246,602
                                          --------------
COMPUTER SOFTWARE AND SERVICES -- 11.1%
    67,700  Adobe Systems, Inc.                4,247,498
   155,600  Autodesk, Inc.                     5,905,020
    51,500  Avid Technology, Inc.*             3,180,125
    44,600  NCR Corp.*                         3,087,658
    74,200  Symantec Corp.*                    1,911,392
   255,000  TIBCO Software, Inc.*              3,401,700
    46,000  VeriSign, Inc.*                    1,541,920
                                          --------------
                                              23,275,313
                                          --------------
CONSUMER PRODUCTS AND SERVICES -- 7.3%
    38,500  Alberto-Culver Co.                 1,869,945
    35,900  Black & Decker Corp.               3,171,047
    89,000  GTECH Holdings Corp.               2,309,550
    22,500  Harman International               2,857,500
    48,700  Station Casinos, Inc.              2,662,916
    63,600  XM Satellite Radio Holdings,
              Inc.*                            2,392,632
                                          --------------
                                              15,263,590
                                          --------------
DISTRIBUTION/WHOLESALE -- 1.0%
    63,300  Hughes Supply, Inc.                2,047,755
                                          --------------
ELECTRONICS -- 3.8%
    58,000  AMETEK, Inc.                       2,068,860
    73,900  Arrow Electronics, Inc.*           1,795,770
    83,300  Rockwell International Corp.       4,127,515
                                          --------------
                                               7,992,145
                                          --------------
FINANCIAL SERVICES -- 2.6%
    13,600  Chicago Mercantile Exchange        3,110,320
    46,700  Reinsurance Group of
              America, Inc.                    2,262,615
                                          --------------
                                               5,372,935
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
FOOD/BEVERAGES -- 5.1%
    74,000  Constellation Brands,
              Inc. -- Class A*            $    3,441,740
    40,000  Hershey Foods Corp.                2,221,600
    77,900  McCormick & Company, Inc.          3,006,940
    21,400  Whole Foods Market, Inc.           2,040,490
                                          --------------
                                              10,710,770
                                          --------------
HEALTHCARE PRODUCTS AND SERVICES -- 8.4%
    40,800  Aetna, Inc.                        5,089,800
    49,100  Covance, Inc.*                     1,902,625
    44,500  Coventry Health Care, Inc.*        2,362,060
   100,000  Cytyc Corp.*                       2,757,000
    66,750  DaVita, Inc.*                      2,638,628
    78,900  Renal Care Group, Inc.*            2,839,611
                                          --------------
                                              17,589,724
                                          --------------
HOTELS AND MOTELS -- 0.7%
    26,000  Choice Hotels International,
              Inc.                             1,508,000
                                          --------------
INFORMATION TECHNOLOGY -- 1.6%
    81,800  Cognizant Technology
              Solutions Corp.*                 3,462,594
                                          --------------
MEDICAL SPECIALTIES -- 9.3%
    93,300  Biomet, Inc.                       4,048,287
    33,400  C.R. Bard, Inc.                    2,136,932
    28,000  Cooper Companies, Inc.             1,976,520
    56,600  Dade Behring Holdings, Inc.*       3,169,600
    38,600  Fisher Scientific
              International, Inc.*             2,407,868
    21,400  Quest Diagnostics, Inc.            2,044,770
    90,800  St. Jude Medical, Inc.*            3,807,244
                                          --------------
                                              19,591,221
                                          --------------
METALS -- 2.7%
    33,400  Cameco Corp.                       3,502,324
    41,600  Nucor Corp.                        2,177,344
                                          --------------
                                               5,679,668
                                          --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (continued)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
OIL AND GAS SERVICES -- 6.5%
   130,200  Chesapeake Energy Corp.       $    2,148,300
    55,165  Kerr-McGee Corp.                   3,187,985
    22,400  Sunoco, Inc.                       1,830,304
    60,300  Teekay Shipping Corp.              2,539,233
   108,400  XTO Energy, Inc.                   3,835,192
                                          --------------
                                              13,541,014
                                          --------------
PRODUCER MANUFACTURING -- 8.0%
    58,600  Autoliv, Inc.                      2,830,380
    73,300  Energizer Holdings, Inc.*          3,642,277
    96,900  Graco, Inc.                        3,619,215
    33,400  ITT Industries, Inc.               2,820,630
    91,400  Pentair, Inc.                      3,981,384
                                          --------------
                                              16,893,886
                                          --------------
REAL ESTATE INVESTMENT TRUST -- 2.7%
    44,500  Starwood Hotels & Resorts
              Worldwide, Inc.                  2,598,800
    45,000  Wynn Resorts, Ltd.*                3,011,400
                                          --------------
                                               5,610,200
                                          --------------
RETAIL -- 1.1%
    89,000  Foot Locker, Inc.                  2,396,770
                                          --------------
SECURITY SERVICES -- 1.0%
    55,000  The Brink's Company                2,173,600
                                          --------------
SEMICONDUCTORS -- 4.7%
   110,900  Cree, Inc.*                        4,444,872
   151,000  Marvell Technology Group
              Ltd.*                            5,355,970
                                          --------------
                                               9,800,842
                                          --------------
TECHNOLOGY -- 0.9%
    29,000  FLIR Systems, Inc.*                1,849,910
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 12.7%
   113,800  Avaya, Inc.*                  $    1,957,360
    44,900  Harris Corp.                       2,774,371
    33,700  L-3 Communications Holdings,
              Inc.                             2,468,188
   233,000  Nextel Partners, Inc.*             4,552,820
    60,000  NII Holdings, Inc. -- Class
              B*                               2,847,000
    72,800  Plantronics, Inc.                  3,019,016
    45,000  Research In Motion Ltd.*           3,708,900
    38,000  Telephone and Data Systems,
              Inc.                             2,924,100
    58,600  United States Cellular
              Corp.*                           2,622,936
                                          --------------
                                              26,874,691
                                          --------------
TRANSPORTATION EQUIPMENT -- 1.5%
    45,000  Polaris Industries, Inc.           3,060,900
                                          --------------
VETERINARY SERVICES -- 0.8%
    84,400  VCA Antech, Inc.*                  1,654,240
                                          --------------
TOTAL COMMON STOCKS
  (COST $160,298,607)                        209,489,410
                                          --------------
MONEY MARKET FUNDS -- 0.5%
   961,541  FBR Fund for Government
              Investors
              (Cost $961,541)                    961,541
                                          --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $161,260,148)                        210,450,951
Liabilities in Excess of Other
  Assets -- (0.3%)                              (559,830)
                                          --------------
NET ASSETS -- 100.0%                      $  209,891,121
                                          ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004
AGGRESSIVE MICRO CAP PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Producer Manufacturing                                                           11.9
Healthcare Products and Services                                                 10.5
Consumer Products and Services                                                    9.2
Commercial Services                                                                 9
Oil and Gas Services                                                              8.7
Medical Specialties                                                               8.1
Computer Software and Services                                                    6.7
Retail                                                                            6.2
Telecommunications Equipment and Services                                         4.7
Electronic Equipment - Services                                                   4.6
Aerospace/Defense                                                                   4
Chemicals                                                                         3.3
Regional Banks and Thrifts                                                        2.8
Real Estate Investment Trust                                                      2.4
Apparel                                                                           2.1
Advertising                                                                       1.9
Food, Beverage & Tobacco                                                          1.2
Semiconductors and Related                                                        0.9
Short-Term Investments                                                            0.9
Distribution/Wholesale                                                            0.9

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMMON STOCKS -- 98.9%
ADVERTISING -- 1.9%
    22,990  Jupitermedia Corp.*            $      546,702
                                           --------------
AEROSPACE/DEFENSE -- 4.0%
     9,910  Innovative Solutions and
              Support, Inc.*                      330,598
    16,200  Taser International, Inc.*            511,758
     7,480  United Industrial Corp.               289,775
                                           --------------
                                                1,132,131
                                           --------------
APPAREL -- 2.1%
    11,800  DHB Industries, Inc.*                 224,672
    48,180  Hartmarx Corp.*                       374,359
                                           --------------
                                                  599,031
                                           --------------
CHEMICALS -- 3.3%
    11,140  American Vanguard Corp.               409,729
       127  Kronos Worldwide, Inc.                  5,165
    10,400  NL Industries, Inc.*                  229,840
    13,374  NuCo2, Inc.*                          296,769
                                           --------------
                                                  941,503
                                           --------------
COMMERCIAL SERVICES -- 9.0%
    14,140  Digitas, Inc.*                        135,037
     8,490  Duratek, Inc.*                        211,486
    23,800  Greg Manning Auctions, Inc.*          294,644
     6,170  Hub Group, Inc. -- Class A*           322,197
    16,720  Navigant Consulting, Inc.*            444,752
    25,540  OMI Corp.                             430,349
     8,960  Ritchie Bros. Auctioneers,
              Inc.                                296,218
    18,126  Scientific Games Corp.*               432,124
                                           --------------
                                                2,566,807
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 6.7%
    73,970  AXS-One, Inc.*                        190,103
    20,748  Covansys Corp.*                       317,444
    30,310  Epicor Software Corp.*                427,068
    26,200  Sapient Corp.*                        207,242
     9,850  SI International, Inc.*               302,986
     5,320  Synaptics, Inc.*                      162,686
    17,820  Witness Systems, Inc.*                311,137
                                           --------------
                                                1,918,666
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 9.2%
    13,660  Bluegreen Corp.*                      270,878
    10,880  Brookfield Homes Corp.                368,831
     5,760  Chattem, Inc.*                        190,656
    11,340  Coinstar, Inc.*                       304,252
     5,875  Hansen Natural Corp.*                 213,909
    15,295  Korn/Ferry International*             317,371
     8,810  Marine Products Corp.                 230,029
     5,090  Stanley Furniture Company             228,796
     4,350  The Toro Co.                          353,873
     7,070  Thomas Nelson, Inc.                   159,782
                                           --------------
                                                2,638,377
                                           --------------

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.9%
     4,040  ScanSource, Inc.*              $      251,126
                                           --------------
ELECTRONIC EQUIPMENT -- SERVICES -- 4.5%
     8,060  Arrhythmia Research
              Technology, Inc.                    169,985
    12,340  CyberOptics Corp.*                    183,496
    15,240  FARO Technologies, Inc.*              475,184
     5,000  Measurement Specialties,
              Inc.*                               127,300
     8,490  Paxar Corp.*                          188,223
     5,300  WESCO International, Inc.*            157,092
                                           --------------
                                                1,301,280
                                           --------------
FOOD, BEVERAGE, & TOBACCO -- 1.2%
    14,100  MGP Ingredients, Inc.                 121,824
    10,080  The Boston Beer Company,
              Inc.*                               214,402
                                           --------------
                                                  336,226
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 10.4%
    10,920  Amedisys, Inc.*                       353,699
     8,760  America Service Group, Inc.*          234,505
    26,870  Bioenvision, Inc.*                    240,755
     6,340  Connetics Corp.*                      153,999
    13,550  Gentiva Health Services,
              Inc.*                               226,556
     9,140  Healthcare Services Group,
              Inc.                                190,478
    20,780  Keryx Biopharmaceuticals,
              Inc.*                               240,425
     9,360  Matria Healthcare, Inc.*              365,695
    15,100  Psychiatric Solutions, Inc.*          552,055
     7,320  Serologicals Corp.*                   161,918
    57,650  Vion Pharmaceuticals, Inc.*           270,379
                                           --------------
                                                2,990,464
                                           --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
MEDICAL SPECIALTIES 8.1%
     8,270  Aspect Medical Systems, Inc.*  $      202,284
     5,060  Biosite, Inc.*                        311,392
    15,050  Immucor, Inc.*                        353,826
    16,500  Lakeland Industries, Inc.*            334,785
     5,380  Landauer, Inc.                        245,866
     9,970  Laserscope*                           358,022
     9,180  Palomar Medical Technologies,
              Inc.*                               239,323
    52,220  Star Scientific, Inc.*                265,539
                                           --------------
                                                2,311,037
                                           --------------
OIL AND GAS SERVICES -- 8.7%
     5,560  Berry Petroleum Co. -- Class
              A                                   265,212
    10,920  Enterra Energy Trust                  206,497
    15,140  KCS Energy, Inc.*                     223,769
     7,660  Penn Virginia Corp.                   310,766
    13,820  Petroleum Development Corp.*          533,038
    13,590  Plains Exploration &
              Production Company*                 353,340
    15,000  Resource America,
              Inc. -- Class A                     487,500
     2,000  World Fuel Services Corp.              99,600
                                           --------------
                                                2,479,722
                                           --------------
PRODUCER MANUFACTURING 11.9%
     8,140  A.S.V., Inc.*                         389,905
     6,220  Armor Holdings, Inc.*                 292,464
     8,960  BEI Technologies, Inc.                276,685
    17,020  Cascade Corp.                         679,948
     3,480  Cleveland-Cliffs, Inc.                361,433
    11,890  Encore Wire Corp.*                    158,494
     6,750  Genesee & Wyoming, Inc.*              189,878
     7,640  Noble International, Ltd.             155,780
    11,520  Raven Industries, Inc.                245,491
    15,880  Ryerson Tull, Inc.                    250,110
     2,700  Shuffle Master, Inc.*                 127,170
    12,590  TransAct Technologies, Inc.*          268,922
                                           --------------
                                                3,396,280
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 2.4%
    12,200  Aaron Rents, Inc.                     305,000
    16,980  Impac Mortgage Holdings,
              Inc.                                384,937
                                           --------------
                                                  689,937
                                           --------------
REGIONAL BANKS AND THRIFTS -- 2.8%
     8,360  Bank of the Ozarks, Inc.              284,491
    11,630  Somerset Hills Bancorp*               149,701
    22,370  Wilshire Bancorp, Inc.*               370,000
                                           --------------
                                                  804,192
                                           --------------

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
RETAIL -- 6.2%
     9,300  Brookstone, Inc.*              $      181,815
    30,240  Cosi, Inc.*                           182,952
     6,230  Deckers Outdoor Corp.*                292,748
    11,980  Guess?, Inc.*                         150,349
     3,920  Red Robin Gourmet Burgers,
              Inc.*                               209,602
    34,800  Retail Ventures, Inc.*                247,080
    17,560  Stein Mart, Inc.*                     299,574
    16,400  Trans World Entertainment
              Corp.*                              204,508
                                           --------------
                                                1,768,628
                                           --------------
SEMICONDUCTORS AND RELATED -- 0.9%
    16,320  Silicon Image, Inc.*                  268,627
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 4.7%
    32,470  Airspan Networks, Inc.*               176,312
    10,890  Ditech Communications Corp.*          162,806
    10,880  Intervoice, Inc.*                     145,248
    11,010  NICE Systems Ltd. ADR*                344,503
     4,700  Novatel Wireless, Inc.*                91,086
     9,140  TippingPoint Technologies,
              Inc.*                               426,838
                                           --------------
                                                1,346,793
                                           --------------
TOTAL COMMON STOCKS
  (COST $22,592,474)                           28,287,529
                                           --------------
MONEY MARKET FUNDS -- 0.9%
   262,350  FBR Fund for Government
              Investors (Cost $262,350)           262,350
                                           --------------
TOTAL INVESTMENTS -- 99.8%
  (COST $22,854,824)                           28,549,879
Other Assets in Excess of
  Liabilities -- 0.2%                              68,324
                                           --------------
NET ASSETS -- 100.0%                       $   28,618,203
                                           ==============

------------------------------

* Non-income producing.

ADR -- American Depository Receipts

                See accompanying notes to financial statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

                                                                   MID CAP        AGGRESSIVE
                                                                    GROWTH        MICRO CAP
                                                                  PORTFOLIO       PORTFOLIO
 ASSETS
   Securities at Cost........................................    $161,260,148    $ 22,854,824
                                                                 ------------    ------------
   Securities at Value (Note 1)..............................    $210,450,951    $ 28,549,879
   Cash......................................................              --         184,132
   Investment Income Receivable (Note 1).....................         113,390           9,748
   Receivable for Securities Sold (Note 1)...................         391,421              --
   Receivable for Shares Sold................................         300,943           6,673
   Receivable from Investment Adviser........................              --          15,179
   Other Assets..............................................          23,486          15,338
                                                                 ------------    ------------
     Total Assets............................................     211,280,191      28,780,949
                                                                 ------------    ------------
 LIABILITIES
   Investment Advisory Fee Payable (Note 2)..................         130,065              --
   Administrative Fee Payable (Note 2).......................           1,150             394
   Payable for Securities Purchased (Note 1).................         780,180              --
   Payable for Shares Redeemed...............................         417,736         134,013
   Distribution Fees Payable (Note 3)........................           2,173             394
   Trustees Fees Payable.....................................           4,417           4,689
   Other Liabilities.........................................          53,349          23,256
                                                                 ------------    ------------
     Total Liabilities.......................................       1,389,070         162,746
                                                                 ------------    ------------
 NET ASSETS..................................................    $209,891,121    $ 28,618,203
                                                                 ============    ============
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     Regular Class...........................................    $183,934,637    $ 50,546,790
     I Class.................................................      53,339,349              --
   Accumulated Net Realized Loss on Investments..............     (76,573,668)    (27,623,642)
   Net Unrealized Appreciation of Investments................      49,190,803       5,695,055
                                                                 ------------    ------------
 NET ASSETS..................................................    $209,891,121    $ 28,618,203
                                                                 ============    ============
 PRICING OF REGULAR CLASS SHARES
 Net assets attributable to Regular Class shares.............    $158,655,463    $ 28,618,203
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       6,090,154       1,041,219
 Net asset value, offering price and redemption price per
   share.....................................................    $      26.05    $      27.49
 PRICING OF I CLASS SHARES
 Net assets attributable to I Class shares...................    $ 51,235,658    $         --
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       1,929,459              --
 Net asset value, offering price and redemption price per
   share.....................................................    $      26.55    $         --

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2004

                                                                   MID CAP      AGGRESSIVE
                                                                   GROWTH       MICRO CAP
                                                                  PORTFOLIO     PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................    $    28,411    $    1,862
   Dividends(A) (Note 1).....................................      1,137,547       131,435
                                                                 -----------    ----------
     Total Investment Income.................................      1,165,958       133,297
                                                                 -----------    ----------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................      1,630,778       149,878
   Distribution Plan Fees
     Regular Class (Note 3)..................................        399,311        44,595
   Administrative Fee (Note 2)...............................        194,138        44,607
   Transfer Agent Fees
     Regular Class...........................................        165,000        38,000
     I Class.................................................         18,000            --
   Accounting Fees...........................................         87,000        75,000
   Shareholder Reports and Notices...........................         76,000        44,500
   Custodian Fees............................................         64,000        10,800
   Professional Fees.........................................         31,000        29,000
   Trustees' Fees and Expenses (Note 2)......................         19,000        16,667
   Registration Fees
     Regular Class...........................................          8,703        14,954
     I Class.................................................         12,544            --
   Compliance Fees...........................................          4,688         4,688
   Pricing Expense...........................................          2,000         2,280
   Other Expenses............................................         20,439        11,620
                                                                 -----------    ----------
     Total Expenses..........................................      2,732,601       486,589
     Less Expenses Waived and Reimbursed by Investment
       Adviser (Note 2)......................................       (252,626)     (221,632)
                                                                 -----------    ----------
       Net Expenses..........................................      2,479,975       264,957
                                                                 -----------    ----------
 NET INVESTMENT LOSS.........................................     (1,314,017)     (131,660)
                                                                 -----------    ----------
 Net Realized Gain on Investments............................     16,641,195     1,066,951
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................     10,994,328     2,952,065
                                                                 -----------    ----------
 NET GAIN ON INVESTMENTS.....................................     27,635,523     4,019,016
                                                                 -----------    ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $26,321,506    $3,887,356
                                                                 ===========    ==========
 ------------------------------------------------------------

 (A) Net of foreign tax withholding of:                       $   2,599      $   1,275

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MID CAP GROWTH                   AGGRESSIVE
                                                         PORTFOLIO                 MICRO CAP PORTFOLIO
                                                    FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                                       DECEMBER 31,                   DECEMBER 31,
                                               -----------------------------   ---------------------------
                                                   2004            2003            2004           2003
                                               -------------   -------------   ------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................  $  (1,314,017)  $  (1,493,836)  $   (131,660)  $   (125,917)
   Net Realized Gain on Investment
     Transactions............................     16,641,195       8,986,250      1,066,951      1,700,990
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............     10,994,328      37,551,193      2,952,065      2,646,944
                                               -------------   -------------   ------------   ------------
     Net Increase in Net Assets Resulting
       from Operations.......................     26,321,506      45,043,607      3,887,356      4,222,017
                                               -------------   -------------   ------------   ------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class.........................     37,004,895     198,490,077      5,215,329     16,089,765
       I Class...............................     32,462,485       5,408,848             --             --
   Net Proceeds from Acquisition of Shares:
       Regular Class.........................             --              --     16,325,752             --
   Cost of Shares Redeemed:
       Regular Class.........................    (73,967,911)   (200,166,501)   (10,833,375)   (15,769,823)
       I Class...............................     (7,689,839)     (3,031,344)            --             --
                                               -------------   -------------   ------------   ------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....    (12,190,370)        701,080     10,707,706        319,942
                                               -------------   -------------   ------------   ------------
     TOTAL INCREASE IN NET ASSETS............     14,131,136      45,744,687     14,595,062      4,541,959
 NET ASSETS -- Beginning of Year.............    195,759,985     150,015,298     14,023,141      9,481,182
                                               -------------   -------------   ------------   ------------
 NET ASSETS -- End of Year...................  $ 209,891,121   $ 195,759,985   $ 28,618,203   $ 14,023,141
                                               =============   =============   ============   ============
 ACCUMULATED NET INVESTMENT INCOME...........  $          --   $          --   $         --   $         --
                                               =============   =============   ============   ============
 SHARES
   Sold:
       Regular Class.........................      1,612,043      10,996,381        205,280        819,330
       I Class...............................      1,394,190         263,048             --             --
   Acquired:
       Regular Class.........................             --              --        705,969             --
   Redeemed:
       Regular Class.........................     (3,255,504)    (11,152,511)      (428,297)      (791,919)
       I Class...............................       (315,806)       (162,695)            --             --
                                               -------------   -------------   ------------   ------------
     Net Increase (Decrease) in Shares.......       (565,077)        (55,777)       482,952         27,411
                                               =============   =============   ============   ============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP GROWTH
                                                                   PORTFOLIO
                                                                 REGULAR CLASS
                                            --------------------------------------------------------
                                                        FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                              2004        2003        2002        2001        2000
                                            --------    --------    --------    --------    --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year...    $22.77      $17.34      $22.47      $30.84      $30.20
                                            --------    --------    --------    --------    --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..................     (0.19)      (0.18)      (0.16)      (0.05)      (0.25)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............      3.47        5.61       (4.97)      (8.32)       1.32(A)
                                            --------    --------    --------    --------    --------
   Total from Investment Operations.......      3.28        5.43       (5.13)      (8.37)       1.07
                                            --------    --------    --------    --------    --------
 Distributions to Shareholders:
     From Net Realized Gain...............        --          --          --          --       (0.43)
                                            --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net Asset
     Value................................      3.28        5.43       (5.13)      (8.37)       0.64
                                            --------    --------    --------    --------    --------
   Net Asset Value -- End of Year.........    $26.05      $22.77      $17.34      $22.47      $30.84
                                            ========    ========    ========    ========    ========
 TOTAL INVESTMENT RETURN..................     14.40%      31.31%     (22.83)%    (27.14)%      3.63%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement...........      1.34%       1.34%       1.34%       1.34%       1.34%
   Expenses Before Reimbursement..........      1.45%       1.50%       1.49%       1.50%       1.41%
   Net Investment Loss After
     Reimbursement........................     (0.74)%     (0.91)%     (0.80)%     (0.19)%     (0.87)%
   Net Investment Loss Before
     Reimbursement........................     (0.85)%     (1.07)%     (0.95)%     (0.35)%     (0.94)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................        96%        131%        170%        261%        196%
   Net Assets at End of Year (in
     thousands)...........................  $158,655    $176,079    $136,836    $165,561    $261,040
   Number of Shares Outstanding at End of
     Year (in thousands)..................     6,090       7,734       7,890       7,370       8,463
 -----------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP GROWTH
                                                                   PORTFOLIO
                                                                    I CLASS
                                            --------------------------------------------------------
                                                                                          FOR THE
                                                FOR THE YEARS ENDED DECEMBER 31,        PERIOD ENDED
                                            ----------------------------------------    DECEMBER 31,
                                             2004       2003       2002       2001         2000*
                                            -------    -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...............................   $23.13     $17.56     $22.65     $30.95       $31.31
                                            -------    -------    -------    -------      -------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss).........    (0.07)     (0.10)     (0.09)      0.05        (0.08)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............     3.49       5.67      (5.00)     (8.35)        0.15(A)
                                            -------    -------    -------    -------      -------
   Total from Investment Operations.......     3.42       5.57      (5.09)     (8.30)        0.07
                                            -------    -------    -------    -------      -------
 Distributions to Shareholders:
     From Net Realized Gain...............       --         --         --         --        (0.43)
                                            -------    -------    -------    -------      -------
   Net Increase (Decrease) in Net Asset
     Value................................     3.42       5.57      (5.09)     (8.30)       (0.36)
                                            -------    -------    -------    -------      -------
   Net Asset Value -- End of Period.......   $26.55     $23.13     $17.56     $22.65       $30.95
                                            =======    =======    =======    =======      =======
 TOTAL INVESTMENT RETURN..................    14.79%     31.72%    (22.47)%   (26.82)%       0.31%(B)
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement...........     0.99%      0.99%      0.99%      0.99%        0.99%(C)
   Expenses Before Reimbursement..........     1.19%      1.15%      1.14%      1.15%        1.06%(C)
   Net Investment Income (Loss) After
     Reimbursement........................    (0.38)%    (0.56)%    (0.46)%     0.16%       (0.47)%(C)
   Net Investment Income (Loss) Before
     Reimbursement........................    (0.58)%    (0.72)%    (0.61)%     0.00%**     (0.54)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................       96%       131%       170%       261%         196%
   Net Assets at End of Period (in
     thousands)...........................  $51,236    $19,681    $13,179    $14,160      $24,947
   Number of Shares Outstanding at End of
     Period (in thousands)................    1,929        851        751        625          806
 -----------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
  (B) Total returns for periods of less than one year are not annualized.
  (C) Annualized

  * From Commencement of Operations February 2, 2000.

 ** The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE MICRO CAP
                                                                       PORTFOLIO
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                    2004       2003       2002      2001       2000
                                                   -------    -------    ------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year..........   $25.12     $17.86    $23.10     $27.03     $22.35
                                                   -------    -------    ------    -------    -------
   Income (Loss) from Investment Operations:
     Net Investment Loss.........................    (0.13)     (0.23)    (0.28)     (0.18)     (0.14)
     Net Realized and Unrealized Gain (Loss) on
       Investments...............................     2.50       7.49     (4.96)     (3.75)      5.43(A)
                                                   -------    -------    ------    -------    -------
   Total from Investment Operations..............     2.37       7.26     (5.24)     (3.93)      5.29
                                                   -------    -------    ------    -------    -------
 Distributions to Shareholders:
     From Net Realized Gain......................       --         --        --         --      (0.61)
                                                   -------    -------    ------    -------    -------
   Net Increase (Decrease) in Net Asset Value....     2.37       7.26     (5.24)     (3.93)      4.68
                                                   -------    -------    ------    -------    -------
   Net Asset Value -- End of Year................   $27.49     $25.12    $17.86     $23.10     $27.03
                                                   =======    =======    ======    =======    =======
 TOTAL INVESTMENT RETURN.........................     9.43%     40.65%   (22.68)%   (14.54)%    23.82%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..................     1.49%      1.49%     1.49%      1.49%      1.48%
   Expenses Before Reimbursement.................     2.73%      2.50%     2.23%      2.08%      1.84%
   Net Investment Loss After Reimbursement.......    (0.74)%    (1.01)%   (1.20)%    (0.72)%    (0.85)%
   Net Investment Loss Before Reimbursement......    (1.98)%    (2.02)%   (1.94)%    (1.31)%    (1.21)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.......................      169%       224%      167%       203%       269%
   Net Assets at End of Year (in thousands)......  $28,618    $14,023    $9,481    $16,543    $29,191
   Number of Shares Outstanding at End of Year
     (in thousands)..............................    1,041        558       531        716      1,080
 ------------------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of two separate portfolios, each with its own investment objectives and policies: the Mid Cap Growth Portfolio and Aggressive Micro Cap Portfolio, each a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc. (formerly Navellier Management, Inc.) (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio totaling $252,626 and $221,632, respectively.

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

3. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only) and the Aggressive Micro Cap Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

     For the year ended December 31, 2004, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                      MID CAP       AGGRESSIVE
                                                       GROWTH        MICRO CAP
                                                     PORTFOLIO       PORTFOLIO
                                                    ------------    -----------
Purchases.........................................  $182,788,778    $17,345,653
Sales.............................................  $189,831,919    $22,412,723

5. Federal Income Tax

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The Funds paid no distributions for the years ended December 31, 2004 and 2003.

     The following information is computed on a tax basis for each item for the year ended December 31, 2004:

                                                     MID CAP        AGGRESSIVE
                                                      GROWTH        MICRO CAP
                                                   ------------    ------------
Gross Unrealized Appreciation....................  $ 49,865,249    $  6,456,666
Gross Unrealized Depreciation....................      (681,346)       (779,662)
                                                   ------------    ------------
Net Unrealized Appreciation......................    49,183,903       5,677,004
Capital Loss Carryforward........................   (76,566,768)    (27,605,591)
                                                   ------------    ------------
Total Accumulated Earnings.......................  $(27,382,865)   $(21,928,587)
                                                   ============    ============
Federal Income Tax Cost*.........................  $161,267,048    $ 22,872,875
                                                   ============    ============

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

  During the year ended December 31, 2004, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio utilized $16,117,665 and $986,873, respectively, of capital loss carryforwards. The remaining capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

  distributing such gains to shareholders. As of December 31, 2004, the Funds have the following capital loss carryforwards:

                                                                      EXPIRATION
                                                         AMOUNT          DATE
                                                       -----------    ----------
Mid Cap Growth.......................................  $47,066,049       2009
                                                       $29,500,719       2010
Aggressive Micro Cap*................................  $   176,545       2007
                                                       $12,497,963       2008
                                                       $11,625,060       2009
                                                       $ 3,306,023       2011

* A portion of these capital losses may be limited under tax regulations.

     Reclassification of capital accounts -- As of December 31, 2004, the Funds made reclassifications of net investment loss on the Statements of Assets and Liabilities as follows:

                                     UNDISTRIBUTED                   ACCUMULATED
                                          NET                        NET REALIZED
                                      INVESTMENT        PAID-IN        LOSS ON
                                         LOSS           CAPITAL      INVESTMENTS
                                     -------------    -----------    ------------
Mid Cap Growth.....................   $1,314,017      $(1,314,017)    $       --
Aggressive Micro Cap...............   $  131,660      $(7,586,700)    $7,455,040

     The above reclassifications have no effect on the Funds' net assets or net asset value per share and are designed to present the Funds components of capital on a tax basis.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At December 31, 2004, no fund had outstanding borrowings.

7. Acquisition

     On August 27, 2004, a Special Meeting of Shareholders of the Navellier Performance Aggressive Growth Portfolio was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Navellier Performance Aggressive Growth Portfolio in exchange for shares of the Navellier Performance Aggressive Micro Cap Portfolio. The acquisition was approved as follows:

NUMBER OF VOTES
----------------------------------------
                       AGAINST
FOR                              ABSTAIN
---                    -------   -------
884,859                46,464    69,534

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                              AFTER
                                                              BEFORE REORGANIZATION       REORGANIZATION
                                                           ---------------------------    --------------
                                                            NAVELLIER       NAVELLIER       NAVELLIER
                                                           PERFORMANCE     PERFORMANCE     PERFORMANCE
                                                            AGGRESSIVE     AGGRESSIVE       AGGRESSIVE
                                                              GROWTH        MICRO CAP       MICRO CAP
                                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           ------------    -----------    --------------
Shares...................................................     1,782,649       436,424         1,142,393
Net Assets...............................................  $ 16,325,752    $10,092,994     $ 26,418,746
Net Asset Value..........................................  $       9.16    $    23.13      $      23.13
Unrealized Appreciation (Depreciation)...................  $   (453,026)   $  823,555      $    370,529
Realized Loss............................................  $(25,876,255)   $(8,746,493)    $(34,622,748)

8. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Proxy Voting Guidelines (Unaudited)

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended December 31, 2004 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Portfolio Disclosure (Unaudited)

     The Trust will file a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q which began with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

      We have audited the accompanying statement of assets and liabilities of Navellier Mid Cap Growth Portfolio and Navellier Aggressive Micro Cap Portfolio, each a series of shares of The Navellier Performance Funds, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Oversight Board (U.S.). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Mid Cap Growth Portfolio and Navellier Aggressive Micro Cap Portfolio, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 22, 2005

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                  EXPENSES
                                                                                                PAID DURING
                                       NET EXPENSE    TOTAL RETURN   BEGINNING      ENDING        THE SIX
                                          RATIO        SIX MONTHS     ACCOUNT      ACCOUNT         MONTHS
                                        ANNUALIZED       ENDED         VALUE        VALUE          ENDED
                                       DECEMBER 31,   DECEMBER 31,    JULY 1,    DECEMBER 31,   DECEMBER 31,
                                           2004           2004         2004          2004          2004*
                                       ------------   ------------   ---------   ------------   ------------
MID CAP GROWTH PORTFOLIO
      Regular Class Actual...........     1.34%          13.21%      $1,000.00    $1,132.10        $7.18
      Regular Class Hypothetical.....     1.34%           2.51%      $1,000.00    $1,018.40        $6.80
      I Class Actual.................     0.99%          13.36%      $1,000.00    $1,133.60        $5.31
      I Class Hypothetical...........     0.99%           2.51%      $1,000.00    $1,020.16        $5.03
AGGRESSIVE MICRO CAP PORTFOLIO
      Actual.........................     1.49%           5.89%      $1,000.00    $1,058.90        $7.71
      Hypothetical...................     1.49%           2.51%      $1,000.00    $1,017.65        $7.56
-------------------------------------

  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366] (to reflect the one-half year period).

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

-------------------------------------------------------------------------------------------------------------------
NAME                                  NO. OF                                                             OTHER
AGE                       TERM OF    FUNDS IN                                                        TRUSTEESHIPS/
ADDRESS                 OFFICE AND   COMPLEX                                                         DIRECTORSHIPS
POSITION WITH TRUST       TENURE     OVERSEEN       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*       Trustee and      4      Mr. Navellier is and has been the CEO and President  None
 47                     President               of Navellier & Associates Inc., an investment
 One East Liberty       since May               management company since 1988; CEO and President of
 Third Floor            10, 1993                Navellier Management, Inc., an investment
 Reno, NV 89501                                 management company since May 10, 1993; CEO and
 Trustee and President                          President of Navellier International Management,
                                                Inc., an investment management company, since May
                                                10, 1993; CEO and President of Navellier Securities
                                                Corp. since May 10, 1993; CEO and President of
                                                Navellier Fund Management, Inc., an investment
                                                management company, since November 30, 1995; and
                                                has been editor of MPT Review from August 1987 to
                                                the present and was publisher and editor of the
                                                predecessor investment advisory newsletter OTC
                                                Insight, which he began in 1980 and wrote through
                                                July 1987.
-------------------------------------------------------------------------------------------------------------------
 Arnold Langsen         Trustee          2      Professor Langsen is currently retired. He was       None
 85                     since 1995              Professor Emeritus of Financial Economics, School
 2206 209th Place N.E.                          of Business, California State University at Hayward
 Sammamish, WA 98074                            (1973-1992); Visiting Professor, Financial
 Trustee                                        Economics, University of California at Berkeley
                                                (1984-1987).
-------------------------------------------------------------------------------------------------------------------
 Barry Sander           Trustee          4      Currently retired as of December 1, 1998, formerly   None
 56                     since 1995              he was the President and CEO of Ursa Major Inc., a
 1835 Ashland Mine Rd.                          stencil manufacturing firm, and had been for the
 Ashland, OR 97520                              past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman           Trustee          4      Currently retired as of March 15, 1998. Formerly he  None
 55                     since 1995              was President and CEO of Personal Stamp Exchange,
 2921 California                                Inc., a manufacturer, designer and distributor of
 San Francisco, CA                              rubber stamp products. He had been President and
 94115                                          CEO of Personal Stamp Exchange for the preceding 10
 Trustee                                        years.
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix      Trustee          4      Professor of Business Administration, Leavy School   None
 62                     since 1995              of Business, Santa Clara University (1983-
 519 Chestnut Street                            present).
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*          Treasurer        4      Mr. Kuyper is COO of Navellier & Associates, Inc.    None
 48                     since 1995              and has been since September 1, 1998. Prior to that
 One East Liberty                               he was operations manager for Navellier &
 Third Floor                                    Associates, Inc. since 1992 and operations manager
 Reno, NV 89501                                 for Navellier Management, Inc. and for Navellier
 Trustee and Treasurer                          Securities Corp., since 1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Person

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

[CORNER SHADOW GRAPHIC]


                TRANSFER AGENT                     CUSTODIAN                 NAVELLIER OFFICES
Integrated Fund Services, Inc.    FBR National Trust Company    c/o Navellier Securities Corp.
                 P.O. Box 5354          4922 Fairmont Avenue    One East Liberty, Third Floor
   Cincinnati, Ohio 45201-5354            Bethesda, MD 20814    Reno, Nevada 89501

           800-622-1386 E.S.T.                                  800-887-8671 P.S.T.


      In addition, there was a special meeting of the shareholders of the Navellier Performance Funds , the Navellier Aggressive Growth Portfolio (the "Portfolio") held on August 27, 2004 which approved an Agreement and Plan of Reorganization (the "Plan"), whereby The Navellier Aggressive Growth Portfolio ("Portfolio") transferred all of its assets to the Navellier Aggressive Micro Cap Portfolio, a portfolio of The Navellier Performance Funds (the "Acquiring Fund") in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that were distributed to the shareholders of the Portfolio. Also, as part of the Plan, the Acquiring Fund assumed all valid liabilities of the Portfolio.

       The shareholder vote tallies were as follows:

            884,859.267  shares voted in favor of the proposal

             46,463.925  shares voted against of the proposal

             69,534.216  shares abstaining

                   0.00  shares represented broker non-votes


      There was no selection of Trustees in connection with that special shareholder meeting.

      The annual investment advisory fee and the annual distribution fee were approved by the Board of Trustees after a review of advisory fees and distribution fees charged by investment advisors and distributors performing comparable services and managing similar investment portfolios, and based further on the investment advisor's unique investment style, its performance history, the desire to retain the investment adviser and the investment advisor's agreement to advance costs and waive reimbursement of a portion of those advances to maintain a cap on operating expenses.

Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

      (c), (d) There have been no amendments to those Codes of Ethics during the last fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2003 were $19,800. The aggregate fees for audit services for fiscal 2004 were $24,000.

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2003 or for 2004.

      (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2003 were $5,000 and for 2004 were $5,000.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2003 or 2004.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $55,000 for 2003
           $32,750 for 2004

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.    Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio Management of Closed - End Management Investment Companies

        N/A

Item 9. Purchases of Equity Securities By Closed - End Management Investment Company and Affiliated Purchases

        N/A

Item 10.   Submission of Matters to a Vote of Security Holders

      There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 10, 2005               By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 10, 2005               By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 10, 2005               By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer